Summary of Significant Accounting Policies - Schedule of Revenue from Significant Customers (Details)	12 Months Ended
	Jul. 31, 2025		Jul. 31, 2024		Jul. 31, 2023
Customer Concentration Risk [Member] | Payment processing company I [Member] | Accounts Payable [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	65.90%		59.20%
Customer Concentration Risk [Member] | Payment processing company II [Member] | Accounts Payable [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage		[1]	13.90%
Customer Concentration Risk [Member] | Payment processing company III [Member] | Accounts Payable [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	12.70%		12.40%
Customer Concentration Risk [Member] | Payment processing company IV [Member] | Accounts Payable [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage		[1]	11.20%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	51.00%		51.04%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage		[2]	19.04%
Customer Concentration Risk [Member] | Customer B One [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	1.67%		7.42%
Customer Concentration Risk [Member] | Customer B Two [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	12.55%		27.04%		30.85%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage		[2]	10.23%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	10.30%
Customer Concentration Risk [Member] | Customer E One [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	2.01%			[3]
Customer Concentration Risk [Member] | Customer E Two [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	0.73%			[3]
Customer Concentration Risk [Member] | Customer E Three [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	13.04%			[3]
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	14.02%			[2]
Supplier Concentration Risk [Member] | Supplier X [Member] | Purchases [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	24.32%		50.90%		27.33%
Supplier Concentration Risk [Member] | Supplier Y [Member] | Purchases [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	25.06%		10.36%		16.30%
Vivid Army [Member] | Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	30.07%		40.26%		58.23%
Queens Balde [Member] | Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	10.88%		19.62%		30.85%
Labyrinth Rule [Member] | Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	15.76%

[1]	Accounts receivable due from these payment processing companies as of the respective period is less than 10%.
[2]	Accounts payable due to the customer representing less than 10% of the Group’s accounts payable as of respective date
[3]	Revenue from the customer and the related games representing less than 10% of the Group’s revenue for the respective years.